Derivative financial instruments - Schedule of Derivative Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	£ 8,862,200	£ 7,148,892
Derivative financial assets	22,356	24,753	[1]	£ 22,051
Derivative financial liabilities	20,149	24,042	[1]	£ 18,060
Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	8,242,182	6,744,950
Derivative financial assets	22,253	24,678
Derivative financial liabilities	19,644	23,515
Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	620,018	403,942
Derivative financial assets	103	75
Derivative financial liabilities	505	527
Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	153,674	152,697
Derivative financial assets	83	11
Derivative financial liabilities	425	503
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	463,660	249,703
Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	466,344	251,245
Derivative financial assets	20	64
Derivative financial liabilities	80	24
Exchange rate contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	572,858	464,223
Derivative financial assets	6,631	8,733
Derivative financial liabilities	6,222	9,216
Interest rate contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	7,654,512	6,257,548
Derivative financial assets	15,116	14,966
Derivative financial liabilities	12,724	13,332
Credit derivatives | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	5,349	6,689
Derivative financial assets	51	134
Derivative financial liabilities	118	118
Equity, commodity and other contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	9,463	16,490
Derivative financial assets	455	845
Derivative financial liabilities	580	849
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	153,639	152,662
Currency swaps | Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Derivative financial assets	80	10
Derivative financial liabilities	425	503
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	463,660	249,703
Currency swaps | Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Notional amount	463,660	249,703
Derivative financial assets	9	1
Derivative financial liabilities	£ 8	£ 3

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.